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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1. Schedule of Investments

2012 QUARTERLY REPORT

LifePoints® Funds Target Distribution Strategies

SEPTEMBER 30, 2012

FUND

2017 Retirement Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with

41 different investment portfolios referred to as Funds. This

Quarterly Report reports on two

of these Funds.

Russell Investment Company

LifePoints® Funds

Target Distribution Strategies

Quarterly Report

September 30, 2012 (Unaudited)

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 102.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 6.2%
Russell Commodity Strategies Fund	4,902	49
Russell Global Infrastructure Fund	2,892	32
Russell Global Real Estate Securities Fund	1,036	40

		121

Domestic Equities - 14.8%
Russell U.S. Core Equity Fund	3,136	96
Russell U.S. Defensive Equity Fund	1,921	64
Russell U.S. Dynamic Equity Fund	7,279	72
Russell U.S. Small Cap Equity Fund	2,267	56

		288

Fixed Income - 62.9%
Russell Global Opportunistic Credit Fund	3,817	40
Russell Investment Grade Bond Fund	13,312	308
Russell Short Duration Bond Fund	14,358	283
Russell Strategic Bond Fund	52,144	592

		1,223

International Equities - 18.1%
Russell Emerging Markets Fund	3,167	57
Russell Global Equity Fund	12,667	112
Russell International Developed Markets Fund	6,232	184

		353

Total Investments - 102.0% (identified cost $1,817)		1,985

Other Assets and Liabilities, Net - (2.0%)		(39)

Net Assets - 100.0%		1,946

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — A Shares	3

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — September 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.5%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 5.3%
Russell Commodity Strategies Fund	9,021	89
Russell Global Infrastructure Fund	5,333	59
Russell Global Real Estate Securities Fund	1,906	74

		222

Domestic Equities - 12.7%
Russell U.S. Core Equity Fund	5,811	179
Russell U.S. Defensive Equity Fund	3,536	118
Russell U.S. Dynamic Equity Fund	13,487	134
Russell U.S. Small Cap Equity Fund	4,217	104

		535

Fixed Income - 67.0%
Russell Global Opportunistic Credit Fund	7,022	74
Russell Investment Grade Bond Fund	30,822	712
Russell Short Duration Bond Fund	33,184	654
Russell Strategic Bond Fund	120,897	1,373

		2,813

International Equities - 15.5%
Russell Emerging Markets Fund	5,839	105
Russell Global Equity Fund	23,426	207
Russell International Developed Markets Fund	11,572	341

		653

Total Investments - 100.5% (identified cost $3,866)		4,223

Other Assets and Liabilities, Net - (0.5%)		(20)

Net Assets - 100.0%		4,203

See accompanying notes which are an integral part of the financial statements.

4	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report — September 30, 2012 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 41 different investment portfolios referred to as Funds. These financial statements report on two of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’ Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” that seeks to achieve its objective by investing in several other RIC Funds (the “Underlying Funds”) using a dynamic asset allocation investment strategy. The Underlying Funds currently include the Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Real Estate Securities, Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Russell Global Opportunistic Credit, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Strategic Bond, Russell Emerging Markets, Russell Global Equity, Russell International Developed Markets and Russell Money Market Funds. Each major asset class (domestic equities, fixed income, international equities, alternative and short-term investments) is represented by one or more Underlying Funds. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments.

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended September 30, 2012 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Notes to Quarterly Report	5

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report, continued — September 30, 2012 (Unaudited)

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Federal Income Taxes

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares

Cost of Investments	$1,830,035	$3,878,415

Unrealized Appreciation	$156,089	$346,492
Unrealized Depreciation	(1,225)	(1,978)

Net Unrealized Appreciation (Depreciation)	$154,864	$344,514

4.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments to the Quarterly Report or additional disclosures.

6	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — September 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’ website at www.sec.gov; and (iv) at the Securities and Exchange Commission’ public reference room.

The Board has delegated to RIMCo, as RIC’ investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’ website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	7

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-306

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 29, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 29, 2012